Eaton Vance Multi-Strategy Absolute Return Fund

EATON VANCE MULTI-STRATEGY ABSOLUTE RETURN FUND
Supplement to Prospectus dated March 1, 2018

Effective immediately, the following replaces “Fees and Expenses of the Fund” in “Fund Summaries – Multi-Strategy Absolute Return Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund's Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 44 of the Fund's Prospectus and page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.00%	0.00%	0.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.22%	0.22%	0.22%
Acquired Fund Fees and Expenses(1)	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses	1.32%	2.07%	1.07%

(1)	Reflects the Fund’s pro rata share of total operating expenses, or directly allocable portion of the advisory fee and other expenses, of the Portfolios in which it invests. Acquired Fund Fees and Expenses include interest and dividend expense, primarily on securities sold short in one or more of the Portfolios in which it invests, of 0.01%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$603	$873	$1,164	$1,990	$603	$873	$1,164	$1,990
Class C shares	$310	$649	$1,114	$2,400	$210	$649	$1,114	$2,400
Class I shares	$109	$340	$590	$1,306	$109	$340	$590	$1,306

July 16, 2018	29519 7.16.18

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund's Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 44 of the Fund's Prospectus and page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Eaton Vance Multi-Strategy Absolute Return Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Eaton Vance Multi-Strategy Absolute Return Fund		Class A	Class C	Class I
Management Fees		none	none	none
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.22%	0.22%	0.22%
Acquired Fund Fees and Expenses	[1]	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses		1.32%	2.07%	1.07%
[1]	Reflects the Fund's pro rata share of total operating expenses, or directly allocable portion of the advisory fee and other expenses, of the Portfolios in which it invests. Acquired Fund Fees and Expenses include interest and dividend expense, primarily on securities sold short in one or more of the Portfolios in which it invests, of 0.01%.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Eaton Vance Multi-Strategy Absolute Return Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	603	873	1,164	1,990
Class C	310	649	1,114	2,400
Class I	109	340	590	1,306

Expense Example, No Redemption - Eaton Vance Multi-Strategy Absolute Return Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	603	873	1,164	1,990
Class C	210	649	1,114	2,400
Class I	109	340	590	1,306